Investment Contract with Insurance Company	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Contract with Insurance Company

NOTE 5 - INVESTMENT CONTRACT WITH INSURANCE COMPANY

In 2006, the Plan entered into a fully benefit-responsive group annuity contract with PRIAC, an indirect wholly owned subsidiary of Prudential Financial, Inc., by investing in the PRIAC Guaranteed Income Fund. PRIAC maintains the contributions in its general account. PRIAC was acquired by Empower Annuity Insurance Company ("EAIC") in April of 2022. The account is credited with contributions on the underlying investments and charged for participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments at contract value. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. There are no reserves against contract value for credit risk of PRIAC or otherwise.

The fully benefit-responsive group annuity contract is a traditional contract, whereby the Plan owns only the contract itself.

	2025	2024
Traditional Investment Contract	$3,352,753	$7,318,746

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spin-off of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan administrator believes that any events that would limit the Plan’s ability to transact at contract value with participants are probable of not occurring.

The crediting interest rate of the contract is based on an agreed‑upon formula with PRIAC, as defined in the contract agreement, but cannot be less than 1.5%. Such interest rates are reviewed on a semiannual basis for resetting. The key factors that influence future interest crediting rates could include the following: current economic and market conditions; the level of market interest rates; and both the expected and actual experience of a reference portfolio within PRIAC’s general account.

The termination of the contract occurred on January 13, 2026 and the remaining funds were transferred to existing investment options. There will be no impairments or other restrictions with respect to the termination of the contract. No additional contributions will be made to the contract.